Investment in Films and Television Programs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Unamortized Film and Television Libraries Cost					$ 223.1	$ 132.8
Operating Cycle		12 years 9 months 18 days		12 years 9 months 18 days
Film group monetization					1,347.8	1,649.3	$ 1,497.5
Acquired film and television libraries, unamortized costs	$ 245.0		$ 245.0		223.1
Acquired libraries, remaining amortization period (in years)			13 years 6 months
Amortization of films and television programs and program rights	335.5	$ 311.4	$ 1,053.3	$ 948.1
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Unamortized Film and Television Libraries Cost					$ 223.1	132.8
Operating Cycle					12 years 9 months 18 days
Film group monetization	56.5	$ 66.8	212.5	$ 276.7	$ 382.0	$ 330.0	$ 303.0
Acquired film and television libraries, unamortized costs	$ 245.0		$ 245.0		$ 223.1
Acquired libraries, remaining amortization period			13 years 6 months